Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 10,919
Unutilized credit facilities	10,779
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(42,640)	$ (39,391)	$ (43,961)
Non-current financial assets excluding derivative financial instruments	1,412	1,308	1,428
Current borrowings	(10,024)	(9,590)	(15,502)
Other current financial liabilities	(664)	(446)	(488)
Current financial assets	6,914	6,585	8,746
Assets and liabilities available for sale or exchange	(44)	(310)	38
Cash and cash equivalents	25,844	27,263	33,026	$ 21,342
Net amount before financial expense	(19,202)	(14,581)	(16,713)
Financial expense on non-current financial debt	(16,628)	(6,508)	(7,236)
Interest differential on swaps	(1,842)	(1,843)	(2,261)
NET AMOUNT	(37,672)	(22,932)	(26,210)
Financial assets and liabilities related to operating activities
Accounts payable	(39,932)	(41,335)	(41,346)
Other operating liabilities	(20,242)	(19,937)	(35,186)
Accounts receivable, net	19,281	23,442	24,378
Other operating receivables	16,846	14,952	28,289
TOTAL	(24,047)	(22,878)	(23,865)
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(10,024)	(9,590)	(15,502)
Other current financial liabilities	(664)	(446)	(488)
Current financial assets	6,914	6,585	8,746
Assets and liabilities available for sale or exchange	(44)	(310)	38
Cash and cash equivalents	25,844	27,263	33,026
Net amount before financial expense	22,026	23,502	25,820
Financial expense on non-current financial debt	(827)	(469)	(662)
Interest differential on swaps	(342)	(355)	(431)
NET AMOUNT	20,857	22,678	24,727
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,109)	(5,079)	(6,719)
Non-current financial assets excluding derivative financial instruments	183	132	367
Net amount before financial expense	(3,926)	(4,947)	(6,352)
Financial expense on non-current financial debt	(822)	(517)	(583)
Interest differential on swaps	(295)	(265)	(312)
NET AMOUNT	(5,043)	(5,729)	(7,247)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(3,889)	(3,816)	(4,527)
Non-current financial assets excluding derivative financial instruments	275	107	85
Net amount before financial expense	(3,614)	(3,709)	(4,442)
Financial expense on non-current financial debt	(784)	(460)	(515)
Interest differential on swaps	(247)	(261)	(264)
NET AMOUNT	(4,645)	(4,430)	(5,221)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,459)	(3,615)	(3,356)
Non-current financial assets excluding derivative financial instruments	130	244	85
Net amount before financial expense	(4,329)	(3,371)	(3,271)
Financial expense on non-current financial debt	(785)	(430)	(449)
Interest differential on swaps	(240)	(216)	(272)
NET AMOUNT	(5,354)	(4,017)	(3,992)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,521)	(4,356)	(3,503)
Non-current financial assets excluding derivative financial instruments	114	100	85
Net amount before financial expense	(5,407)	(4,256)	(3,418)
Financial expense on non-current financial debt	(608)	(390)	(416)
Interest differential on swaps	(183)	(209)	(221)
NET AMOUNT	(6,198)	(4,855)	(4,055)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(24,662)	(22,525)	(25,856)
Non-current financial assets excluding derivative financial instruments	710	725	806
Net amount before financial expense	(23,952)	(21,800)	(25,050)
Financial expense on non-current financial debt	(12,802)	(4,242)	(4,611)
Interest differential on swaps	(535)	(537)	(761)
NET AMOUNT	(37,289)	(26,579)	(30,422)
Derivative financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(7,680)	(7,650)	(18,774)
Other operating receivables	9,072	$ 7,012	$ 20,220
TotalEnergies SE
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 10,353